Fair Value Measurement - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 141,660,140	$ 129,497,421
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	5,124,246	3,945,197
McGrath RentCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	24,299,502	26,105,823
Money Market Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	314,896	535,032
Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total	10,530,126	8,817,301
Total assets held in fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	40,268,770	39,403,353
Collective investment trusts at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total	101,391,370	90,094,068
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	5,124,246	3,945,197
Level 1 | McGrath RentCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	24,299,502	26,105,823
Level 1 | Money Market Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	314,896	535,032
Level 1 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total	10,530,126	8,817,301
Level 1 | Total assets held in fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	40,268,770	39,403,353
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | McGrath RentCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Money Market Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 2 | Total assets held in fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | McGrath RentCorp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Money Market Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total	0	0
Level 3 | Total assets held in fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 0	$ 0